Related party transactions - Corporation's equity in PRLP 2011 Holdings, LLC and PR Asset Portfolio 2013-1 International, LLC (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Equity Method Investments	$ 237,081	$ 228,072
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Equity Method Investments	6,306	6,469
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Equity Method Investments	$ 3,333	$ 5,794